UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
         42nd Floor
         New York, New York  10019

13F File Number:  28-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $3,502,028 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11695                      Pershing Square GP, LLC GP, LLC
2    28-11926                      Pershing Square Holdings GP, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOMATIC DATA PROCESSING IN   COM              053015103   213529  5303761 SH       SOLE                  5303761        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103   119422  2966266 SH       SHARED  1                   0  2966266        0
BORDERS GROUP INC              COM              099709107      106    79533 SH       SHARED  1                   0    79533        0
BORDERS GROUP INC              COM              099709107    13990 10518447 SH       SOLE                 10518447        0        0
CITIGROUP INC                  COM              172967101   197384 52495620 SH       SHARED  1                   0 52495620        0
CITIGROUP INC                  COM              172967101   353456 94004380 SH       SOLE                 94004380        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025y407   112046  5872435 SH       SHARED  1                   0  5872435        0
CORRECTIONS CORP AMER NEW      COM NEW          22025y407    96626  5064237 SH       SOLE                  5064237        0        0
GENERAL GROWTH PPTYS INC       COM              370021107   203572 15352357 SH       SOLE                 15352357        0        0
GENERAL GROWTH PPTYS INC       COM              370021107   114055  8601425 SH       SHARED  1                   0  8601425        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     4002   158856 SH       SOLE                   158856        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2296    91144 SH       SHARED  1                   0    91144        0
KRAFT FOODS INC                CL A             50075N104   337892 12067587 SH       SHARED  1                   0 12067587        0
KRAFT FOODS INC                CL A             50075N104   604334 21583372 SH       SOLE                 21583372        0        0
LANDRYS RESTAURANTS INC        COM              51508L103    19183   784255 SH       SHARED  1                   0   784255        0
LANDRYS RESTAURANTS INC        COM              51508L103    18834   770000 SH       SOLE                   770000        0        0
TARGET CORP                    COM              87612E106   365287  7429068 SH       SHARED  2                   0  7429068        0
TARGET CORP                    COM              87612E106   651558 13251135 SH       SOLE                 13251135        0        0
YUM BRANDS INC                 COM              988498101    47755  1223232 SH       SOLE                  1223232        0        0
YUM BRANDS INC                 COM              988498101    26701   683932 SH       SHARED  1                   0   683932        0